S000045356 [Member] Expense Example - BlackRock 60/40 Target Allocation ETF V.I. Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	276
Expense Example, with Redemption, 10 Years	646
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	418
Expense Example, with Redemption, 10 Years	$ 958